Notes to the consolidated statements of income - Reconciliation of basic and diluted earnings per share (Details) - EUR (€) € / shares in Units, € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Numerator:
Net income attributable to shareholders of FME AG	€ 274,797	€ 213,027	€ 651,289	€ 471,014
Denominators:
Weighted average number of shares outstanding	292,101,583	293,413,449	292,971,355	293,413,449
Basic earnings per share	€ 0.94	€ 0.73	€ 2.22	€ 1.61
Diluted earnings per share	€ 0.94	€ 0.73	€ 2.22	€ 1.61